THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT D

Lincoln Emancipator VUL

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F

American Legacy Life, American Legacy Estate Builder

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT J

American Legacy Variable Life

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT JF-A

Ensemble Exec 2006, Ensemble Exec, Ensemble I, Ensemble Accumulator,
Ensemble Protector

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE ACCOUNT JF-C

Ensemble SL, Heritage SVUL

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE ACCOUNT K

Lincoln Multi-Fund® Variable Life

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

Lincoln VUL-I, Lincoln VULCV, Lincoln InReach VULONE 2014, Lincoln Momentum VULONE,
Lincoln Momentum VULONE 2005, Lincoln Momentum VULONE 2007, MoneyGuard® VUL Elite Series,
Lincoln VULCV-II, Lincoln VULCV-II/Flex Elite Series, Lincoln VULCV-III Elite Series, Lincoln VULDB,
Lincoln VULDB Elite Series, Lincoln VULDB-II Elite Series

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

Lincoln Momentum SVULONE, Lincoln Momentum SVULONE 2007, Lincoln SVUL, Lincoln SVUL-I,
Lincoln SVUL-II, Lincoln SVUL-II Elite Series, Lincoln SVUL-III Elite Series, Lincoln SVULONE Elite Series, Lincoln SVULONE 2007 Elite Series

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

Lincoln CVUL, Lincoln CVUL Series III, Lincoln CVUL Series III Elite Series, Lincoln Corporate Variable 4

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT Y

American Legacy VULDB-II, American Legacy VULDB-IV, American Legacy VULCV-III,
American Legacy VULCV-IV, American Legacy SVUL-IV, American Legacy PreservationEdge SVUL, American Legacy AssetEdge VUL, American Legacy SVUL-III

Supplement dated March 30, 2023

We recently restated the Company's 2021 and 2022 GAAP financial statements. As a result, the prior Company 2021 GAAP financial statements and related information should no longer be relied upon. Please refer to the restated GAAP financial statements for additional information. No action with respect to your Policy is required on your part. The restated 2021 GAAP financial statements do not change your Policy's benefits, values or guarantees.

The restated financial statements are available upon request by calling the customer service telephone number on the first page of your prospectus. We also filed an amended Form 10-K/A filing with the SEC, which contains these restated financial statements and other information. You can review our Form 10-K/A on our website at https://www.lincolnfinancial.com/public/aboutus/investorrelations/financialinformation/secfilings or on the SEC website.

For liability purposes, the date of this supplement shall be deemed to be a new effective date of the registration statement, and shall be deemed to be the initial bona fide offering of the securities to which the registration statement relates. Provided, however, that no statement made in this supplement, or incorporated by reference into this supplement will, as to a sale of securities under the registration statement prior to the date of this supplement, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to this date of this supplement.

Please retain this Supplement for future reference.